Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Provision Related to Investment
Provisions as at December 31, 2019 and 2018 consist of the following:

	31/12/19	31/12/18
Provision for legal claims	10,469	10,926
Provision for tax claims	641	1,098
Provision for warranties	4,489	4,476
Termination indemnities for sales agents	1,197	1,141
Other provisions	659	1,337

Total provisions	17,455	18,978
Less current portion	(4,489)	(4,476)

Non-current portion	12,966	14,502

Disclosure of Changes in Provision Related to Investment
Changes in the above provisions for the years ended December 31, 2019 and 2018 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other Provisions	Total
Balance as at December 31, 2017	13,008	1,912	5,957	1,196	599	22,672
Provisions made during the year	1,225	—	1,180	177	1,792	4,374
Reductions of the year	(3,307)	(814)	(2,661)	(232)	(1,054)	(8,068)

Balance as at December 31, 2018	10,926	1,098	4,476	1,141	1,337	18,978
Provisions made during the year	1,941	267	2,370	115	3,905	8,598
Reductions of the year	(2,398)	(724)	(2,357)	(59)	(4,583)	(10,121)

Balance as at December 31, 2019	10,469	641	4,489	1,197	659	17,455